Condensed Financial Statements of Knight Capital Group, Inc. (parent only) - Statements of Cash Flows (Parent Only) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Issuance costs	$ 40,519
Parent Company [Member]
Issuance costs	$ 40,519